Major maintenance provision (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2016 MXN ($)
Major maintenance provision.
Discount rate	8.00%		9.67%	8.85%	8.00%
Major maintenance of concessioned assets			$ 943,548	$ 857,624		$ 669,653
Additions		$ 315,481	225,244	285,755
Disbursements	$ (16,168)	(305,133)	(139,320)	(97,784)
Short-term			224,982	232,645	$ 151,554
Long-term	$ 42,513		718,566	624,979	$ 802,342
Present value of major maintenance provision		$ 23,157	$ 23,392	$ 5,477